Note 3 - Inventories (Details) (Fair Value Adjustment to Inventory [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2013 Successor 2013 Period [Member] MacDermid [Member]	Dec. 31, 2013 Finish Goods [Member] MacDermid [Member]	Mar. 31, 2014 MacDermid [Member]	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	$ 23,912	$ 11,956	$ 35,868	$ 11,956	$ 23,992	$ 35,868